Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (313,433)
Financial liabilities at end of period	(310,253)	kr (313,433)
Financial assets and liabilities at fair value in level 3
Unrealized fair value changes	594	36
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(41,461)	(43,730)
Purchases	(10,367)	(10,577)
Settlements & sales	18,738	15,885
Transfers to level 3	(1)	(10,649)
Transfers from level 3		5,275
Gains (+) and losses (-) through profit or loss	607	(2,942)
Gains (+) and losses (-) in other comprehensive income	(36)	44
Currency exchange-rate effects assets and liabilities	(2,072)	5,233
Financial assets and liabilities at fair value in level 3, at the end of period	(34,592)	(41,461)
Debt securities issued
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(274,552)
Transfers to level 3		(10,649)
Transfers from level 3		6,534
Financial liabilities at end of period	(280,294)	(274,552)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(41,198)	(43,752)
Purchases	(10,372)	(10,584)
Settlements & sales	19,337	16,285
Transfers to level 3		(10,649)
Transfers from level 3		6,534
Gains (+) and losses (-) through profit or loss	196	(1,345)
Gains (+) and losses (-) in other comprehensive income	(36)	44
Currency exchange-rate effects liabilities	(482)	2,269
Financial liabilities at end of period	(32,555)	(41,198)
Derivatives
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(25,395)
Transfers to level 3	(1)
Financial liabilities at end of period	(14,729)	(25,395)
Financial assets and liabilities at fair value in level 3
Transfers from level 3		(1,259)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(263)	22
Purchases	5	7
Settlements & sales	(599)	(400)
Transfers to level 3	(1)
Transfers from level 3		(1,259)
Gains (+) and losses (-) through profit or loss	411	(1,597)
Currency exchange-rate effects assets and liabilities	(1,590)	2,964
Financial assets and liabilities at fair value in level 3, at the end of period	kr (2,037)	kr (263)